PROPERTY, PLANT AND EQUIPMENT, NET (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						₫ 67,181,050
Less: Accumulated depreciation						(8,938,736)
Less: Impairment charges						(1,053,647)
Total property, plant and equipment, net	₫ 79,739,667	$ 3,286,878,277	₫ 79,122,703	[1]		57,188,667
As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			84,199,808		$ 3,528,023,464
Less: Accumulated depreciation			(14,443,576)		(605,194,670)
Less: Impairment charges			(2,077,258)		(87,038,381)
Total property, plant and equipment, net			67,678,974		2,835,790,413	57,188,667
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						1,854,095
Freehold land | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			2,014,497		84,408,657
Buildings and structures
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						18,212,817
Buildings and structures | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			20,730,635		868,626,288
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						42,641,762
Machinery and equipment | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			53,408,565		2,237,851,546
Leased-out batteries
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						2,383,095
Leased-out batteries | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			4,782,818		200,403,000
Vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						1,135,902
Vehicles | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			2,316,130		97,047,264
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						861,099
Office equipment | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			845,043		35,407,819
Others
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal						₫ 92,280
Others | As previously reported
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal			₫ 102,120		$ 4,278,890

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).